Federated Hermes Quality Bond Fund II
Portfolio of Investments
September 30, 2023 (unaudited)
Principal Amount			Value
		CORPORATE BONDS—96.0%
		Basic Industry - Chemicals—0.3%
$ 500,000		RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	$ 463,710
		Basic Industry - Metals & Mining—0.9%
350,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.250%, 3/17/2028	298,994
200,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	159,153
200,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 5.500%, 5/2/2033	187,323
350,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	315,347
350,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 6.125%, 10/6/2028	349,568
		TOTAL	1,310,385
		Capital Goods - Aerospace & Defense—2.9%
600,000		Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	558,169
280,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	269,117
200,000		BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.400%, 4/15/2030	174,309
600,000		Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	543,623
275,000		General Dynamics Corp., Sr. Unsecd. Note, 3.250%, 4/1/2025	266,046
410,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	375,130
600,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	461,784
335,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	322,236
800,000		RTX Corp., Sr. Unsecd. Note, 4.125%, 11/16/2028	746,499
460,000	[1]	Textron Financial Corp., Jr. Sub. Note, 144A, 7.361% (CME Term SOFR 3 Month +1.996%), 2/15/2042	366,153
		TOTAL	4,083,066
		Capital Goods - Building Materials—1.2%
415,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	364,030
800,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	775,695
300,000		Masco Corp., Sr. Unsecd. Note, 2.000%, 10/1/2030	229,899
300,000		Masco Corp., Sr. Unsecd. Note, 3.500%, 11/15/2027	274,602
		TOTAL	1,644,226
		Capital Goods - Construction Machinery—1.5%
500,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 1.500%, 8/12/2026	440,267
205,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.550%, 5/30/2033	190,415
600,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.450%, 7/15/2026	534,908
595,000		CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	554,293
510,000		Weir Group PLC/The, Sr. Unsecd. Note, 144A, 2.200%, 5/13/2026	458,536
		TOTAL	2,178,419
		Capital Goods - Diversified Manufacturing—2.8%
700,000		GE Capital Funding LLC, Sr. Unsecd. Note, 4.400%, 5/15/2030	621,577
205,000		Honeywell International, Inc., Sr. Unsecd. Note, 1.350%, 6/1/2025	191,940
400,000		Honeywell International, Inc., Sr. Unsecd. Note, 1.950%, 6/1/2030	323,840
555,000		Hubbell, Inc., Sr. Unsecd. Note, 2.300%, 3/15/2031	440,532
585,000		Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	505,502
430,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	340,354
875,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.800%, 12/15/2026	828,224
500,000		Vontier Corp., Sr. Unsecd. Note, Series WI, 2.400%, 4/1/2028	417,723
235,000		Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	223,347
		TOTAL	3,893,039
		Capital Goods - Packaging—0.3%
500,000		WestRock Co., Sr. Unsecd. Note, Series WI, 3.750%, 3/15/2025	485,615

Principal Amount			Value
		CORPORATE BONDS—continued
		Communications - Cable & Satellite—2.0%
$1,000,000		CCO Safari II LLC, 4.908%, 7/23/2025	$ 977,479
900,000		Comcast Corp., Sr. Unsecd. Note, 2.350%, 1/15/2027	815,600
300,000		Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	280,259
750,000		Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	727,864
		TOTAL	2,801,202
		Communications - Media & Entertainment—1.8%
300,000		British Sky Broadcasting Group PLC, Sr. Unsecd. Note, 144A, 3.750%, 9/16/2024	294,382
220,000		Meta Platforms, Inc., Sr. Unsecd. Note, 3.500%, 8/15/2027	207,585
250,000		Meta Platforms, Inc., Sr. Unsecd. Note, 3.850%, 8/15/2032	221,923
500,000		Netflix, Inc., Sr. Unsecd. Note, 4.375%, 11/15/2026	482,568
310,000	[2]	Paramount Global, Sr. Unsecd. Note, 4.200%, 5/19/2032	246,583
805,000		S&P Global, Inc., Sr. Unsecd. Note, 2.900%, 3/1/2032	663,057
500,000		Warnermedia Holdings, Inc., Sr. Unsecd. Note, 4.054%, 3/15/2029	445,719
		TOTAL	2,561,817
		Communications - Telecom Wireless—1.6%
500,000		American Tower Corp., Sr. Unsecd. Note, 1.450%, 9/15/2026	441,011
180,000		Crown Castle, Inc., Sr. Unsecd. Note, 2.250%, 1/15/2031	139,833
250,000		Crown Castle, Inc., Sr. Unsecd. Note, 4.800%, 9/1/2028	237,515
250,000		Crown Castle, Inc., Sr. Unsecd. Note, 5.100%, 5/1/2033	231,334
450,000		T-Mobile USA, Inc., Series WI, 3.750%, 4/15/2027	420,640
450,000		T-Mobile USA, Inc., Series WI, 3.875%, 4/15/2030	398,857
395,000		Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	385,220
		TOTAL	2,254,410
		Communications - Telecom Wirelines—1.6%
300,000		AT&T, Inc., Sr. Unsecd. Note, 2.300%, 6/1/2027	265,741
877,000		AT&T, Inc., Sr. Unsecd. Note, 2.550%, 12/1/2033	644,426
250,000		Telefonica S.A., Co. Guarantee, 7.045%, 6/20/2036	257,405
300,000		Verizon Communications, Inc., Sr. Unsecd. Note, 0.850%, 11/20/2025	271,503
800,000		Verizon Communications, Inc., Sr. Unsecd. Note, 1.750%, 1/20/2031	603,177
110,000		Verizon Communications, Inc., Sr. Unsecd. Note, 2.550%, 3/21/2031	87,643
175,000		Verizon Communications, Inc., Sr. Unsecd. Note, 3.150%, 3/22/2030	149,435
		TOTAL	2,279,330
		Consumer Cyclical - Automotive—3.8%
605,000		Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.000%, 12/14/2026	540,818
300,000		Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 5.125%, 1/19/2028	292,712
250,000	[2]	Ford Motor Co., Sr. Unsecd. Note, 4.346%, 12/8/2026	239,931
250,000		General Motors Co., Sr. Unsecd. Note, 4.200%, 10/1/2027	233,177
250,000		General Motors Co., Sr. Unsecd. Note, 6.125%, 10/1/2025	249,837
500,000		General Motors Financial Co., Inc., 1.250%, 1/8/2026	447,041
500,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.400%, 4/10/2028	425,706
300,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.000%, 10/6/2026	281,258
210,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.850%, 4/6/2030	201,287
250,000		Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 3.250%, 8/1/2024	244,694
500,000		Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 5.100%, 8/3/2028	490,039
680,000		Nissan Motor Acceptance Co. LLC., Sr. Unsecd. Note, 144A, 1.125%, 9/16/2024	645,759
200,000		Stellantis Finance US, Inc., Sr. Unsecd. Note, 144A, 1.711%, 1/29/2027	174,098
500,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, 3.950%, 6/30/2025	486,800
500,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 1.250%, 11/24/2025	454,095
		TOTAL	5,407,252
		Consumer Cyclical - Retailers—3.1%
1,000,000	[2]	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	812,124

Principal Amount			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Retailers—continued
$ 470,000		Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 2.950%, 1/25/2030	$ 391,930
265,000		AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	238,915
240,000		AutoZone, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2033	218,427
275,000		Costco Wholesale Corp., Sr. Unsecd. Note, 1.375%, 6/20/2027	240,544
500,000		Dollar Tree, Inc., Sr. Unsecd. Note, 4.000%, 5/15/2025	484,143
800,000		Home Depot, Inc., Sr. Unsecd. Note, 2.125%, 9/15/2026	734,394
410,000		Home Depot, Inc., Sr. Unsecd. Note, 2.875%, 4/15/2027	379,803
320,000		O’Reilly Automotive, Inc., Sr. Unsecd. Note, 1.750%, 3/15/2031	244,203
120,000		O’Reilly Automotive, Inc., Sr. Unsecd. Note, 4.200%, 4/1/2030	109,517
580,000		Tractor Supply Co., Sr. Unsecd. Note, 1.750%, 11/1/2030	441,072
90,000		Tractor Supply Co., Sr. Unsecd. Note, 5.250%, 5/15/2033	85,068
		TOTAL	4,380,140
		Consumer Cyclical - Services—2.1%
200,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.125%, 2/9/2031	156,177
500,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.400%, 12/6/2027	460,048
300,000		Amazon.com, Inc., Sr. Unsecd. Note, 3.000%, 4/13/2025	289,947
170,000		Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	158,223
260,000		Amazon.com, Inc., Sr. Unsecd. Note, 3.300%, 4/13/2027	244,751
400,000		Booking Holdings, Inc., Sr. Unsecd. Note, 4.625%, 4/13/2030	379,879
750,000		Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	711,570
54,000		Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 2.950%, 3/15/2031	43,549
530,000		Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	506,047
		TOTAL	2,950,191
		Consumer Non-Cyclical - Food/Beverage—5.4%
750,000		Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.750%, 1/23/2029	727,469
1,015,000		Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	863,547
750,000	[2]	Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	715,796
380,000		Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	354,790
500,000		Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	493,228
915,000		International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 1.230%, 10/1/2025	820,541
450,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.417%, 5/25/2025	440,252
417,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.000%, 6/1/2026	391,071
900,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, Series WI, 3.875%, 5/15/2027	848,364
300,000		PepsiCo, Inc., Sr. Unsecd. Note, 2.625%, 7/29/2029	263,503
300,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.625%, 9/13/2031	215,362
510,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	390,255
60,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2027	55,493
450,000		Sysco Corp., Sr. Unsecd. Note, 3.250%, 7/15/2027	413,876
700,000		Sysco Corp., Sr. Unsecd. Note, 3.300%, 7/15/2026	657,470
		TOTAL	7,651,017
		Consumer Non-Cyclical - Health Care—2.4%
250,000		Becton Dickinson & Co., Sr. Unsecd. Note, 3.700%, 6/6/2027	234,396
203,000		Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	198,076
1,290,000		CVS Health Corp., Sr. Unsecd. Note, 4.300%, 3/25/2028	1,221,258
235,000		DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	202,107
470,000		DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, Series 5YR, 2.200%, 11/15/2024	452,097
300,000		GE Healthcare Holding LLC, Sr. Unsecd. Note, 5.857%, 3/15/2030	297,745
300,000		GE Healthcare Holding LLC, Sr. Unsecd. Note, 5.905%, 11/22/2032	297,837
85,000		HCA, Inc., Sr. Unsecd. Note, 3.125%, 3/15/2027	77,262
450,000		PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	390,728
		TOTAL	3,371,506

Principal Amount			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Pharmaceuticals—4.6%
$ 500,000		Abbott Laboratories, Sr. Unsecd. Note, 1.150%, 1/30/2028	$ 426,027
453,000		Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	434,919
455,000		AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	401,748
300,000		AbbVie, Inc., Sr. Unsecd. Note, 3.600%, 5/14/2025	290,077
67,000		AbbVie, Inc., Sr. Unsecd. Note, 4.750%, 3/15/2045	57,576
1,000,000		Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2030	977,382
140,000		Amgen, Inc., Sr. Unsecd. Note, 5.507%, 3/2/2026	139,192
235,000		AstraZeneca PLC, Sr. Unsecd. Note, 0.700%, 4/8/2026	209,844
600,000		AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	557,527
200,000		Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.250%, 12/15/2025	192,603
235,000		Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	187,806
600,000		Biogen, Inc., Sr. Unsecd. Note, 4.050%, 9/15/2025	579,790
152,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 5.000%, 8/15/2045	136,676
220,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 3.650%, 3/1/2026	210,686
350,000		Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.450%, 5/19/2028	337,578
350,000		Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.650%, 5/19/2030	335,508
670,000		Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 1.750%, 9/15/2030	515,946
240,000		Royalty Pharma PLC, Sr. Unsecd. Note, Series WI, 1.200%, 9/2/2025	218,232
300,000		Teva Pharmaceutical Finance Netherlands III B.V., Sr. Unsecd. Note, 3.150%, 10/1/2026	267,633
		TOTAL	6,476,750
		Consumer Non-Cyclical - Products—0.3%
200,000		Kenvue, Inc., Sr. Unsecd. Note, 144A, 5.000%, 3/22/2030	194,968
200,000		Kenvue, Inc., Sr. Unsecd. Note, 144A, 5.350%, 3/22/2026	199,602
		TOTAL	394,570
		Consumer Non-Cyclical - Supermarkets—0.5%
610,000		Kroger Co., Bond, 6.900%, 4/15/2038	641,782
		Consumer Non-Cyclical - Tobacco—1.9%
350,000		Altria Group, Inc., Sr. Unsecd. Note, 4.400%, 2/14/2026	339,895
250,000		BAT Capital Corp., Sr. Unsecd. Note, 2.259%, 3/25/2028	211,602
300,000		BAT Capital Corp., Sr. Unsecd. Note, 7.750%, 10/19/2032	317,197
290,000	[2]	BAT International Finance PLC, Sr. Unsecd. Note, 144A, 3.950%, 6/15/2025	281,516
300,000		Philip Morris International, Inc., Sr. Unsecd. Note, 5.125%, 11/17/2027	293,927
500,000		Philip Morris International, Inc., Sr. Unsecd. Note, 5.125%, 2/15/2030	479,762
140,000		Philip Morris International, Inc., Sr. Unsecd. Note, 5.625%, 11/17/2029	138,478
300,000		Reynolds American, Inc., Sr. Unsecd. Note, 4.450%, 6/12/2025	291,672
360,000		Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	338,274
		TOTAL	2,692,323
		Energy - Independent—2.2%
215,000		Cimarex Energy Co., Sr. Unsecd. Note, 4.375%, 3/15/2029	177,579
160,000		Diamondback Energy, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2033	160,178
700,000		Hess Corp., Sr. Unsecd. Note, 4.300%, 4/1/2027	665,184
100,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 2.900%, 8/15/2024	97,704
1,000,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 3.450%, 7/15/2024	981,220
200,000		Ovintiv, Inc., Sr. Unsecd. Note, 5.650%, 5/15/2028	195,761
180,000		Ovintiv, Inc., Sr. Unsecd. Note, 6.250%, 7/15/2033	174,193
325,000		Pioneer Natural Resources, Inc., Sr. Unsecd. Note, 1.125%, 1/15/2026	293,851
550,000		Pioneer Natural Resources, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2031	434,361
		TOTAL	3,180,031
		Energy - Integrated—1.7%
500,000		BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.796%, 9/21/2025	485,092
300,000		Cenovus Energy, Inc., Sr. Unsecd. Note, 2.650%, 1/15/2032	233,284

Principal Amount			Value
		CORPORATE BONDS—continued
		Energy - Integrated—continued
$ 500,000		Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	$ 475,208
500,000		Chevron Corp., Sr. Unsecd. Note, 1.554%, 5/11/2025	470,565
530,000		CNPC Hong Kong Overseas Capital Ltd., Co. Guarantee, 144A, 5.950%, 4/28/2041	534,250
175,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/18/2024	173,610
		TOTAL	2,372,009
		Energy - Midstream—2.6%
265,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	220,413
500,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	466,779
205,000		Eastern Energy Gas Holdings, Sr. Unsecd. Note, Series A, 2.500%, 11/15/2024	197,247
300,000		Energy Transfer LP, Sr. Unsecd. Note, 3.750%, 5/15/2030	261,501
290,000		MPLX LP, Sr. Unsecd. Note, 1.750%, 3/1/2026	263,048
395,000		MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	373,896
345,000		ONEOK, Inc., Sr. Unsecd. Note, 4.000%, 7/13/2027	323,014
120,000		ONEOK, Inc., Sr. Unsecd. Note, 6.100%, 11/15/2032	118,570
500,000		Plains All American Pipeline LP, Sr. Unsecd. Note, 3.550%, 12/15/2029	430,113
140,000		Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	119,124
400,000		Targa Resources, Inc., Sr. Unsecd. Note, 6.125%, 3/15/2033	392,441
600,000		TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	560,129
		TOTAL	3,726,275
		Energy - Oil Field Services—0.2%
300,000		Schlumberger Holdings Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/21/2025	291,016
		Energy - Refining—0.9%
600,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.700%, 5/1/2025	587,780
185,000		Phillips 66, Sr. Unsecd. Note, 1.300%, 2/15/2026	167,342
335,000		Valero Energy Corp., Sr. Unsecd. Note, 6.625%, 6/15/2037	343,782
215,000		Valero Energy Corp., Sr. Unsecd. Note, 7.500%, 4/15/2032	234,471
		TOTAL	1,333,375
		Financial Institution - Banking—22.0%
1,085,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	1,043,930
700,000		Bank of America Corp., Sr. Unsecd. Note, 1.734%, 7/22/2027	620,500
1,900,000		Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	1,527,754
1,250,000		Bank of America Corp., Sr. Unsecd. Note, 3.705%, 4/24/2028	1,151,882
500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.248%, 10/21/2027	456,945
500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.271%, 7/23/2029	460,999
250,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, 2.050%, 1/26/2027	223,595
300,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, 3.350%, 4/25/2025	289,379
550,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.250%, 9/11/2024	536,597
400,000		Capital One Financial Corp., Sr. Unsecd. Note, 5.817%, 2/1/2034	360,794
500,000		Citigroup, Inc., 4.125%, 7/25/2028	455,245
250,000		Citigroup, Inc., Sr. Unsecd. Note, 1.122%, 1/28/2027	222,836
1,400,000		Citigroup, Inc., Sr. Unsecd. Note, 2.572%, 6/3/2031	1,116,928
480,000		Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	451,049
500,000		Citigroup, Inc., Sr. Unsecd. Note, 3.700%, 1/12/2026	475,880
250,000		Citigroup, Inc., Sr. Unsecd. Note, 3.887%, 1/10/2028	233,174
500,000		Citigroup, Inc., Sr. Unsecd. Note, 4.075%, 4/23/2029	460,416
90,000		Citizens Financial Group, Inc., Sr. Unsecd. Note, 2.500%, 2/6/2030	69,978
300,000		Comerica, Inc., 3.800%, 7/22/2026	274,602
500,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	482,463
140,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.375%, 1/28/2025	132,990
250,000	[2]	Fifth Third Bank, Sr. Unsecd. Note, Series BKNT, 2.250%, 2/1/2027	219,237
300,000		FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	290,648

Principal Amount		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$ 200,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.431%, 3/9/2027	$ 178,115
750,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.992%, 1/27/2032	562,558
250,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.640%, 2/24/2028	223,015
1,250,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 11/16/2026	1,163,146
500,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.223%, 5/1/2029	462,700
500,000	Goldman Sachs Group, Inc., Sub. Note, 4.250%, 10/21/2025	481,956
240,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 2.550%, 2/4/2030	189,718
220,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 6.208%, 8/21/2029	215,338
1,000,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 1.045%, 11/19/2026	898,956
1,000,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.545%, 11/8/2032	774,286
500,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.580%, 4/22/2032	394,649
500,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.845%, 6/14/2025	491,271
500,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 4.323%, 4/26/2028	474,524
500,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 4.452%, 12/5/2029	466,871
410,000	M&T Bank Corp., Sr. Unsecd. Note, 4.553%, 8/16/2028	378,664
250,000	M&T Bank Corp., Sr. Unsecd. Note, 5.053%, 1/27/2034	216,381
550,000	Morgan Stanley, Sr. Unsecd. Note, 0.985%, 12/10/2026	490,821
1,000,000	Morgan Stanley, Sr. Unsecd. Note, 3.625%, 1/20/2027	933,998
210,000	Morgan Stanley, Sr. Unsecd. Note, 5.123%, 2/1/2029	202,310
500,000	Morgan Stanley, Sr. Unsecd. Note, 6.342%, 10/18/2033	503,115
500,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.239%, 7/21/2032	377,093
165,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.699%, 1/22/2031	134,990
500,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 3.150%, 5/19/2027	456,508
500,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.068%, 1/24/2034	453,753
200,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.582%, 6/12/2029	194,119
330,000	Regions Financial Corp., Sr. Unsecd. Note, 2.250%, 5/18/2025	308,000
700,000	State Street Corp., Sr. Unsecd. Note, 3.300%, 12/16/2024	678,884
65,000	State Street Corp., Sr. Unsecd. Note, 4.421%, 5/13/2033	58,353
1,200,000	Synovus Bank GA, Sr. Unsecd. Note, 5.625%, 2/15/2028	1,088,027
300,000	Synovus Financial Corp., Sr. Unsecd. Note, 5.200%, 8/11/2025	289,910
200,000	Truist Bank, Sub. Note, Series BKNT, 3.300%, 5/15/2026	184,597
500,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 1.125%, 8/3/2027	417,877
500,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 4.123%, 6/6/2028	464,339
400,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.122%, 1/26/2034	357,841
250,000	US Bancorp, Sr. Unsecd. Note, 5.836%, 6/12/2034	235,982
1,250,000	US Bancorp, Sr. Unsecd. Note, Series MTN, 2.215%, 1/27/2028	1,103,331
1,320,000	Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	1,212,867
235,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.389%, 4/24/2034	219,793
750,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.393%, 6/2/2028	657,969
250,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.406%, 10/30/2025	239,661
1,000,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.572%, 2/11/2031	808,852
	TOTAL	31,202,959
	Financial Institution - Broker/Asset Mgr/Exchange—1.5%
500,000	Charles Schwab Corp., Sr. Unsecd. Note, 3.625%, 4/1/2025	483,871
220,000	Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	210,708
200,000	Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 1/20/2043	193,268
245,000	Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	227,261
595,000	Raymond James Financial, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2030	560,601
390,000	Stifel Financial Corp., Sr. Unsecd. Note, 4.250%, 7/18/2024	383,801
	TOTAL	2,059,510

Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Finance Companies—1.9%
$ 190,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 1.750%, 1/30/2026	$ 171,562
205,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.000%, 10/29/2028	175,871
200,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.500%, 1/15/2025	193,016
550,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.625%, 10/15/2027	516,146
700,000		Air Lease Corp., Sr. Unsecd. Note, 1.875%, 8/15/2026	622,310
550,000		Air Lease Corp., Sr. Unsecd. Note, 3.625%, 12/1/2027	498,079
140,000		Air Lease Corp., Sr. Unsecd. Note, 5.850%, 12/15/2027	138,214
180,000		Ally Financial, Inc., Sr. Unsecd. Note, 6.992%, 6/13/2029	176,244
250,000		Discover Financial Services, Sr. Unsecd. Note, 4.100%, 2/9/2027	228,565
		TOTAL	2,720,007
		Financial Institution - Insurance - Health—1.1%
645,000		Centene Corp., Sr. Unsecd. Note, 2.450%, 7/15/2028	545,476
200,000		The Cigna Group, Sr. Unsecd. Note, 4.375%, 10/15/2028	189,298
400,000		The Cigna Group, Sr. Unsecd. Note, 5.685%, 3/15/2026	397,638
405,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.750%, 7/15/2025	394,175
		TOTAL	1,526,587
		Financial Institution - Insurance - Life—1.1%
350,000		AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.600%, 4/9/2029	318,543
350,000		CoreBridge Global Funding, Sr. Secd. Note, 144A, 5.900%, 9/19/2028	349,096
550,000		Lincoln National Corp., Sr. Unsecd. Note, 3.050%, 1/15/2030	450,193
172,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	204,167
290,000	[2]	Met Life Global Funding I, Sec. Fac. Bond, 144A, 0.550%, 6/7/2024	279,718
		TOTAL	1,601,717
		Financial Institution - Insurance - P&C—0.5%
250,000		CNA Financial Corp., Sr. Unsecd. Note, 3.450%, 8/15/2027	231,044
95,000		CNA Financial Corp., Sr. Unsecd. Note, 3.900%, 5/1/2029	86,846
300,000		Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	363,166
		TOTAL	681,056
		Financial Institution - REIT - Apartment—0.8%
395,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	365,308
115,000		Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	97,515
320,000		Mid-America Apartment Communities LP, Sr. Unsub., 1.700%, 2/15/2031	245,042
500,000		UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	462,949
		TOTAL	1,170,814
		Financial Institution - REIT - Healthcare—1.2%
445,000		Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	333,913
710,000		Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	667,885
375,000		Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	301,759
500,000		Welltower, Inc., Sr. Unsecd. Note, 3.100%, 1/15/2030	423,743
		TOTAL	1,727,300
		Financial Institution - REIT - Office—0.6%
250,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.900%, 12/15/2030	233,179
480,000		Boston Properties LP, Sr. Unsecd. Note, 3.200%, 1/15/2025	460,206
80,000		Boston Properties LP, Sr. Unsecd. Note, 3.250%, 1/30/2031	62,990
120,000		Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	78,282
		TOTAL	834,657
		Financial Institution - REIT - Other—0.7%
320,000		ProLogis LP, Sr. Unsecd. Note, 4.375%, 2/1/2029	302,724
275,000		WP Carey, Inc., Sr. Unsecd. Note, 2.400%, 2/1/2031	213,256
450,000		WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	445,593
		TOTAL	961,573

Principal Amount		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Retail—0.6%
$ 725,000	Kimco Realty Corp., Sr. Unsecd. Note, 1.900%, 3/1/2028	$ 608,706
250,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.700%, 10/1/2030	201,276
	TOTAL	809,982
	Sovereign—0.4%
510,000	Inter-American Development Bank, Series MTN, 6.750%, 7/15/2027	539,899
	Technology—5.6%
315,000	Apple, Inc., Sr. Unsecd. Note, 1.125%, 5/11/2025	294,715
125,000	Apple, Inc., Sr. Unsecd. Note, 4.450%, 5/6/2044	111,880
340,000	Automatic Data Processing, Inc., Sr. Unsecd. Note, 3.375%, 9/15/2025	327,983
666,000	Broadcom, Inc., Sr. Unsecd. Note, 4.110%, 9/15/2028	614,743
135,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.419%, 4/15/2033	108,035
250,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 4.000%, 4/15/2029	225,736
250,000	CDW LLC / CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	225,748
215,000	Concentrix Corp., Sr. Unsecd. Note, 6.650%, 8/2/2026	213,785
250,000	Dell International LLC / EMC Corp., Sr. Unsecd. Note, 5.300%, 10/1/2029	242,789
150,000	Dell International LLC / EMC Corp., Sr. Unsecd. Note, 5.850%, 7/15/2025	149,830
250,000	Fiserv, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2030	205,547
500,000	Fiserv, Inc., Sr. Unsecd. Note, 4.200%, 10/1/2028	469,073
225,000	Fiserv, Inc., Sr. Unsecd. Note, 5.450%, 3/2/2028	223,197
175,000	Intel Corp., Sr. Unsecd. Note, 3.400%, 3/25/2025	169,607
100,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 3.000%, 10/30/2029	86,090
460,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 4.550%, 10/30/2024	452,200
310,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	292,100
750,000	Microsoft Corp., Sr. Unsecd. Note, 2.400%, 8/8/2026	697,002
500,000	Oracle Corp., Sr. Unsecd. Note, 1.650%, 3/25/2026	453,025
825,000	Oracle Corp., Sr. Unsecd. Note, 2.300%, 3/25/2028	715,166
230,000	Oracle Corp., Sr. Unsecd. Note, 6.150%, 11/9/2029	233,600
260,000	Total System Services, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	241,229
400,000	Trimble, Inc., Sr. Unsecd. Note, 6.100%, 3/15/2033	392,178
600,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	559,054
265,000	VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	233,850
	TOTAL	7,938,162
	Technology Services—0.7%
255,000	Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	227,703
320,000	Global Payments, Inc., Sr. Unsecd. Note, 1.200%, 3/1/2026	285,549
300,000	Global Payments, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2027	264,671
90,000	Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 5/15/2030	73,850
145,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	115,600
	TOTAL	967,373
	Transportation - Airlines—0.2%
215,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	212,575
	Transportation - Railroads—0.6%
500,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.450%, 12/2/2031	432,440
500,000	Union Pacific Corp., Sr. Unsecd. Note, 2.150%, 2/5/2027	451,769
	TOTAL	884,209
	Transportation - Services—1.9%
735,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 1.650%, 7/15/2026	646,285
315,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 2.650%, 7/15/2031	239,536
215,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.200%, 11/15/2025	193,505
250,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.700%, 6/15/2026	221,784
250,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.450%, 1/29/2026	239,693

Principal Amount			Value
		CORPORATE BONDS—continued
		Transportation - Services—continued
$ 300,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.700%, 2/1/2028	$ 292,637
350,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 1.750%, 9/1/2026	313,829
590,000		United Parcel Service, Inc., Sr. Unsecd. Note, 3.900%, 4/1/2025	575,797
		TOTAL	2,723,066
		Utility - Electric—4.9%
310,000		AEP Texas, Inc., Sr. Unsecd. Note, 3.850%, 10/1/2025	296,663
185,000		Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	164,989
125,000		American Electric Power Co., Inc., Sr. Unsecd. Note, 2.300%, 3/1/2030	100,628
500,000	[2]	Berkshire Hathaway Energy Co., 3.500%, 2/1/2025	485,108
130,000		Berkshire Hathaway Energy Co., Sr. Unsecd. Note, Series WI, 4.050%, 4/15/2025	126,685
250,000		Constellation Energy Generation LLC, Sr. Unsecd. Note, 3.250%, 6/1/2025	238,414
560,000		Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	545,357
400,000		EDP Finance B.V., Sr. Unsecd. Note, 144A, 1.710%, 1/24/2028	337,639
500,000	[2]	EDP Finance B.V., Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	489,944
200,000		Electricite de France SA, Sr. Unsecd. Note, 144A, 5.700%, 5/23/2028	198,192
190,000		Emera US Finance LP, Sr. Unsecd. Note, 0.833%, 6/15/2024	182,571
500,000		Enel Finance America LLC, Sr. Unsecd. Note, 144A, 7.100%, 10/14/2027	517,508
330,000		Enel Finance International NV, Sr. Unsecd. Note, 144A, 1.375%, 7/12/2026	291,594
385,000		Exelon Corp., Sr. Unsecd. Note, 4.050%, 4/15/2030	346,793
500,000		Exelon Corp., Sr. Unsecd. Note, Series WI, 2.750%, 3/15/2027	454,389
240,000		Fortis, Inc./Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	220,090
260,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 4.625%, 7/15/2027	250,746
300,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.000%, 2/28/2030	286,878
500,000		NiSource Finance Corp., Sr. Unsecd. Note, 3.490%, 5/15/2027	463,802
45,000		NiSource, Inc., Sr. Unsecd. Note, 5.250%, 3/30/2028	44,132
245,000		Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	209,804
250,000		Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	234,544
300,000		Virginia Electric & Power Co., Sr. Unsecd. Note, Series B, 3.750%, 5/15/2027	283,339
155,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	131,519
108,000		Wisconsin Energy Corp., Sr. Unsecd. Note, 3.550%, 6/15/2025	103,805
		TOTAL	7,005,133
		Utility - Natural Gas—0.8%
280,000		National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	220,473
395,000		National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	388,714
500,000		Sempra Energy, Sr. Unsecd. Note, 3.250%, 6/15/2027	457,414
		TOTAL	1,066,601
		Utility - Natural Gas Distributor—0.3%
450,000		Southern Co. Gas Capital, Sr. Unsecd. Note, 2.450%, 10/1/2023	450,000
		TOTAL CORPORATE BONDS (IDENTIFIED COST $148,761,159)	135,906,636
		MORTGAGE-BACKED SECURITIES—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
258		Federal Home Loan Mortgage Corp., Pool C01051, 8.000%, 9/1/2030	271
		Government National Mortgage Association—0.0%
9		Government National Mortgage Association, Pool 1512, 7.500%, 12/20/2023	9
766		Government National Mortgage Association, Pool 2630, 6.500%, 8/20/2028	772
1,111		Government National Mortgage Association, Pool 2631, 7.000%, 8/20/2028	1,132
1,513		Government National Mortgage Association, Pool 2658, 6.500%, 10/20/2028	1,522
2,292		Government National Mortgage Association, Pool 2701, 6.500%, 1/20/2029	2,307
1,922		Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	1,958
366		Government National Mortgage Association, Pool 3039, 6.500%, 2/20/2031	371

Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—continued
$ 1,444	Government National Mortgage Association, Pool 3040, 7.000%, 2/20/2031	$ 1,477
5,107	Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	5,188
3,744	Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	3,810
8,628	Government National Mortgage Association, Pool 3261, 6.500%, 7/20/2032	8,787
	TOTAL	27,333
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $27,173)	27,604
	REPURCHASE AGREEMENT—3.2%
4,456,000	Interest in $1,894,000,000 joint repurchase agreement 5.30%, dated 9/29/2023 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,894,836,517 on 10/2/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2048 and the market value of those underlying securities was $1,932,733,247. (IDENTIFIED COST $4,456,000)	4,456,000
	TOTAL INVESTMENT IN SECURITIES—99.2% (IDENTIFIED COST $153,244,332)	140,390,240
	OTHER ASSETS AND LIABILITIES - NET—0.8%[3]	1,156,350
	TOTAL NET ASSETS—100%	$141,546,590
At September 30, 2023, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
Long Futures:
United States Treasury Notes 10-Year Long Futures	10	$1,080,625	December 2023	$(20,140)
United States Treasury Notes 10-Year Ultra Long Futures	64	$7,140,000	December 2023	$(213,134)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(233,274)
The average notional value of long and short futures contracts held by the Fund throughout the period was $6,540,344 and $683,097, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Floating/variable note with current rate and current maturity or next reset date shown.
2
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of September 30, 2023, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$1,883,856	$1,944,670

3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ Shares of other mutual funds or non-exchange traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$135,906,636	$—	$135,906,636
Mortgage-Backed Securities	—	27,604	—	27,604
Repurchase Agreement	—	4,456,000	—	4,456,000
TOTAL SECURITIES	$—	$140,390,240	$—	$140,390,240
Other Financial Instruments:[1]
Liabilities	$(233,274)	$—	$—	$(233,274)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(233,274)	$—	$—	$(233,274)

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
SOFR	—Secured Overnight Financing Rate